Expense Example - FidelitySustainableCorePlusBondETF-PRO - FidelitySustainableCorePlusBondETF-PRO - Fidelity Sustainable Core Plus Bond ETF - Fidelity Sustainable Core Plus Bond ETF	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456